REALITY SHARES NASDAQ NEXGEN ECONOMY CHINA ETF
Reality Shares Nasdaq NexGen Economy China ETF
Investment Objective

The Reality Shares Nasdaq NexGen Economy China ETF (the “Fund”) seeks long-term growth by tracking the investment returns, before fees and expenses, of the Reality Shares Nasdaq Blockchain China Index (the “Index”) comprised of blockchain-related companies located in Hong Kong and mainland China.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. If commissions were included in the table and the Example, the costs shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	REALITY SHARES NASDAQ NEXGEN ECONOMY CHINA ETF REALITY SHARES NASDAQ NEXGEN ECONOMY CHINA ETF
Management Fees	0.75%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.76%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
REALITY SHARES NASDAQ NEXGEN ECONOMY CHINA ETF | REALITY SHARES NASDAQ NEXGEN ECONOMY CHINA ETF | USD ($)	78	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund's performance. During the period June 20, 2018 through October 31, 2018, the Fund's portfolio turnover rate was 36.48% of the value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to securities received or delivered as a result of in-kind creations and redemptions of the Fund's shares. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Principal Investment Strategy

The Fund seeks long-term growth by tracking the investment returns, before fees and expenses, of the Index. The Index was co-developed through an agreement between Reality Shares, Inc. (“Reality Shares”), the parent company of Reality Shares Advisors, LLC (the “Adviser”), the Fund's investment adviser, and Nasdaq, Inc. (“Nasdaq” and together, the “Index Providers”). The Index does not include, and the Fund will not invest directly or indirectly in, cryptocurrency.

The Index is designed to measure the returns of companies that invest in or utilize blockchain technology. These companies are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their proprietary use or for use by others, and are incorporated in Hong Kong and mainland China (“China Blockchain Companies”). These China Blockchain Companies are committing material resources to further the use and deployment of blockchain technology to, for example, streamline the distribution and verification of cross-border payments; more efficiently store and secure cloud-based digital data; facilitate trusted transactions based on data security and privacy; and mitigate risk in supply chain management, among other uses.

Blockchain technology is an emerging technology that is redefining how a record of value is transacted. Blockchain technology seeks to solve transactional challenges of counterparty trust and the need for a central repository or ledger by providing a transparent and secure process to transfer and digitally record information on a shared transaction database through a secure, decentralized, peer-to-peer distributed ledger. In this regard, it is designed to facilitate the transfer of information or property between users such that the transfer is guaranteed to be secure and known to all participants and shared across a distributed network where, once verified, the legitimacy of the transfer cannot be challenged. Blockchain technology may be used to support a vast array of business applications in many different industries and markets, and the extent of its versatility has not yet been fully explored. As a result, the Index may include equity securities of operating companies that focus on or have exposure to a wide variety of industries.

The Index universe of China Blockchain Companies is identified based on research and analysis conducted by the Index Providers. The Index universe is then narrowed to include only those China Blockchain Companies with market capitalizations greater than CNY 1,200,000,000, or $200,000,000 for American Depositary Receipts (“ADRs”), the shares of which are exchange-traded and have a six-month average daily trading volume greater than CNY 6,000,000, or $1,000,000 for ADRs, as of the Index's reconstitution date. CNY refers to Renminbi (“RMB”), the official currency of China, that is traded within mainland China.

The remaining China Blockchain Companies are then ranked to determine the leading China Blockchain Companies as measured by their Blockchain ScoreTM which is a proprietary ranking system developed by the Index Providers designed to identify those China Blockchain Companies expected to benefit most (e.g., from increased economic profit, operational efficiencies or transformational business practices) from the innovation, adoption, deployment and commercialization of blockchain technology. The 30 to 100 leading China Blockchain Companies with the highest Blockchain ScoresTM are then selected as the Index constituents. Constituents are weighted in the Index based on their Blockchain ScoresTM, with China Blockchain Companies having higher Blockchain ScoresTM weighted more heavily. The Index is reconstituted semi-annually in March and September. As of December 31, 2018, the Index included companies with a capitalization range of $698.1 million to $427.1 billion.

The Index includes A-Shares, H-Shares and ADRs issued by China Blockchain Companies. A-Shares are equity securities issued by companies incorporated in China that trade in RMB on the Shanghai Stock Exchange (“SSE”) and Shenzhen Stock Exchange (“SZSE”). H-Shares are equity securities issued by companies incorporated in China or Hong Kong that trade in Hong Kong dollars on the Stock Exchange of Hong Kong. ADRs are certificates evidencing ownership of shares of a non-U.S. company that are issued by depositary banks and traded on U.S. exchanges.

The Fund intends to invest in A-Shares through the Shanghai-Hong Kong Stock Connect Program and Shenzhen-Hong Kong Stock Connect Program (together “Stock Connect”). Stock Connect is a securities trading and clearing links program that aims to achieve mutual market access between mainland China and Hong Kong and was developed by Hong Kong Exchanges and Clearing Limited, SSE (with respect to the Shanghai-Hong Kong Stock Connect Program), SZSE (with respect to the Shenzhen-Hong Kong Stock Connect Program), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”). Hong Kong Securities Clearing Company Limited (“HKSCC”) and ChinaClear are responsible for the clearing, settlement and the provision of depository, nominee and other related services of the trades executed on Stock Connect. The Fund places orders for A-Shares using its Hong Kong brokers. Only certain A-Shares are available for investment through Stock Connect, and such A-Shares are subject to a daily quota that establishes a maximum daily limit on net purchases on any particular day (the “Daily Quota”). The Daily Quota is not specific to any investor, including the Fund. The Adviser or an affiliate in the future may apply for a Renminbi Qualified Foreign Institutional Investor license from the China Securities Regulatory Commission that, if granted, would provide the Adviser or an affiliate, as applicable, with additional access to A-Shares, subject to applicable rules.

Under normal circumstances, at least 80% of the Fund's assets, other than collateral held from securities lending, if any, will be invested in component securities of the Index. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities issued by Chinese companies. A company is generally considered to be a Chinese company if the Adviser determines that the company either (i) is organized under the laws of China or Hong Kong; (ii) has its principal securities trading market in China or Hong Kong; and/or (iii) derives greater than 50% of its annual revenue or earnings or assets from goods produced, sales made or services performed in China or Hong Kong. The Fund will provide shareholders with at least 60 days' notice before any change in this policy. The Fund reserves the right to invest up to 20% of its assets in swaps, futures, forwards, options, exchange traded funds (“ETFs”) and other securities that are not components of the Index that the Adviser believes will help the Fund seek to track the Index.

The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index in approximately the same proportions as the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund, meaning that the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund seeks to remain fully invested at all times in securities or other instruments that provide exposure to the Index without regard to market conditions, trends or direction. The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of fewer issuers than a diversified fund.

To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this Prospectus, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Financials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

Principal Risks

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Authorized Participant Concentration Risk - Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Blockchain Technology Risk - Blockchain technology is a new and developing technology protocol deployed by companies in a manner for optimizing business practices. Blockchain technology is not a product or service with an individually attributable revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests.

Cash Transactions Risk - Most ETFs effect creations and redemptions for in-kind securities. The Fund, however, anticipates that it will effect its creations and redemptions principally for cash due to its investment strategy. As a result, the Fund (i) will be required to sell its investments in order to obtain the cash needed to distribute redemption proceeds, and may have to do so at a different time than if it had effected redemptions in-kind, (ii) may recognize gains that it might not have incurred if it had effected redemptions in-kind and (iii) may pay out higher annual capital gains distributions than if it had effected redemptions in-kind.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. With respect to the Fund's investments in A-Shares, the Fund is also subject to risks related to the fluctuation between the values of CNY and CNH, which refers to RMB that trades outside of mainland China. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk - The Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries with low to middle income economies as classified by the World Bank and less developed or liquid equity markets as determined by the Adviser, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Risk - The prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Trading Risk - The Fund's shares are listed on a national securities exchange (the “Exchange”). However, there can be no assurance that an active trading market for Fund shares will be maintained. An unanticipated early closing of the Exchange or a halt in the trading of Fund shares on the Exchange may result in your inability to buy or sell shares of a Fund on that day. Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund's shares. While the Fund expects that Authorized Participants' ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales. In addition, from time to time shares of the Fund may be thinly traded, making it difficult for shareholders to purchase and sell shares at a particular time or price. This risk is heightened for smaller and newly established ETFs.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. The Fund's exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Geographic Concentration Risk - Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds, and risks associated with such countries or geographic regions may negatively affect the Fund. To the extent that the Fund's investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund's exposure generally will be concentrated in a particular country or region to the same extent as the Index. The Fund anticipates that it will have concentrated investment exposure to the regions listed below.

China.  Investments in Chinese issuers are subject to certain additional risks that may adversely impact the Fund's investments, which include (i) illiquidity and volatility in the price of A-Shares resulting from trading suspensions, (ii) controls placed on currency exchanges by the Chinese government, (iii) Chinese government intervention in the Chinese securities markets, (iv) nationalization or expropriation of assets or imposition of confiscatory taxes, (v) the discontinuation by the Chinese government for support of economic development programs, (vi) limitations on the use of brokers, (vii) higher rates of inflation, (viii) greater political, economic and social unrest or uncertainty, (ix) adverse economic impacts caused by regional territorial conflicts or natural disasters or the potential thereof, (x) increased trade limitations, (xi) restrictions on foreign ownership, (xii) regulatory restrictions on the ability to sell A Shares when it would otherwise be advisable, and (xiii) different and less stringent financial reporting standards. The Fund also may be subject to Chinese withholding and other taxes, and tax liabilities could arise unexpectedly due to uncertainties associated with Chinese rules governing the taxation of A-Share investments.

Hong Kong.  Investments in Hong Kong issuers are subject to certain additional risks that may adversely impact the Fund's investments, which include (i) disruptions in trade with its trading partners, including China, or a decrease in demand for Hong Kong goods, (ii) nationalization or expropriation of assets or imposition of confiscatory taxes, (iii) social, economic and political unrest and uncertainty, (iv) increased economic competition from other Asian countries, (v) higher rates of inflation, (vi) restrictions on foreign ownership, repatriating assets or converting local currencies and (vii) government intervention and other political risks.

Index Performance Risk - There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Index was formed on June 1, 2018. Accordingly, the Index has limited historical performance.

Index Production Risk - Neither the Adviser nor the Index Providers are able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Providers, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Investments in Other ETFs Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk - Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund's portfolio holdings are influenced by many factors. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

New Fund Risk - The Fund is newly organized. Accordingly, there is a risk the Fund may not employ a successful investment strategy or successfully implement its strategy and the Fund may fail to attract sufficient assets under management to realize economies of scale. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Non-Blockchain Technology Business Line Risk - Blockchain technology is a technology protocol and not a direct product or service that can be bought and sold for profit. All of the companies in the Index are engaged in primary lines of business whose revenue is derived from a product or service that may utilize or otherwise stand to benefit from blockchain technology, but not directly derived from the sale of blockchain technology. As such, financial operating results for each company in which the Fund invests are principally driven by the products and/or services that constitute each such company's primary business offerings. The Fund invests in companies with the ability to use blockchain technology to develop new business opportunities or make current operations more efficient, thereby affecting future profitability. There can be no assurance that blockchain technology will affect the primary lines of business in the Fund's portfolio companies to have a positive impact on a company's financial condition.

Non-Diversification Risk - The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Passive Investment Risk - The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk - The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk.  The Fund's assets will be concentrated in the communication services sector, which means the Fund will be more affected by the performance of the communication services sector than a fund that is more diversified. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage Real Estate Investment Trusts. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Information Technology Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Shares of the Fund May Trade at Prices Other Than NAV - As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund's NAV, it is expected that, as with all ETFs, there will be times when the market price of the Fund's shares are higher (i.e., premium) or lower (i.e., discount) than the NAV of such shares. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the shares that were bought or sold or the shareholder may be unable to sell his or her shares. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Stock Connect Risk - The Fund's investments in A-Shares through Stock Connect are generally subject to the securities regulations and listing rules of China. Trading through Stock Connect is subject to the Daily Quota that limits the maximum daily net purchases on any particular day. As a result, the size of the Fund's direct investment in A-Shares may be limited, and the Fund may not be able to purchase A-Shares through Stock Connect on a timely basis if the Daily Quota is exceeded. If the Fund is prevented or restricted from investing in A-Shares, the Adviser may seek to gain exposure to the A-Share market by investing in securities not included in the Index, futures contracts, forward contracts, options, swaps and ETFs that provide exposure to A-Shares. However, the Fund may not able to invest in such other instruments. The Fund could, among other actions, limit or suspend creations if the Fund is unable to obtain exposure to the performance of the Index due to the limited availability of A-Shares or other investments that provide exposure to the performance of A-Shares, during which time the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions.

A-Shares that trade on Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A-Shares traded on Stock Connect are subject to various trading limitations not applicable to other listed securities. Not all A-Shares are available for investment through Stock Connect.

The Stock Connect program is relatively new. As such, the trading, clearance, settlement and custody procedures applicable to A-Shares purchased through Stock Connect are relatively untested. The Chinese government may discontinue Stock Connect or implement or revise regulations that may restrict or adversely affect the Fund's investments, which could result in losses. In addition, there is considerable uncertainty regarding the application and interpretation of the laws, regulations, policies and guidelines applicable to Stock Connect, which may adversely impact the Fund's investments and returns.

Tracking Error Risk - As with all index funds, the performance of the Fund may vary from the performance of the Index as a result of Fund fees and expenses, the use of representative sampling and other factors. Therefore, although the performance of the Fund is designed to track the performance of the Index, there can be no guarantee that the Fund will achieve its objective.

The Fund's investments in A-Shares may cause the Fund to experience greater tracking error as a result of, among other things: (i) the effect of Chinese taxes, (ii) legal restrictions or limitations imposed by the Chinese government that may prevent or restrict the Fund from investing in certain securities included in the Index or cause the Fund to invest in these securities in different proportions than they are represented in the Index, (iii) the Adviser seeking to gain exposure to A-Shares by investing in securities not included in the Index, derivative instruments, or ETFs because the Daily Quota has been exceeded and (iv) the Fund calculating its NAV based on fair value prices when the value of the Index is based on securities' closing prices in the Chinese markets and not on fair value prices.

Use of Derivatives Risk - Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative's underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund's share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. Liquidity risk is described above. The Fund's use of forward contracts and swaps is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is described above. Each of these factors could have a negative impact on the Fund's ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Performance Information

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance. Updated performance information is available on the Fund's website at www.realityshares.com or by calling 855-595-0240.